GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
6.	GOODWILL AND INTANGIBLE ASSETS, NET

(a)	Goodwill
Goodwill relating to Mocha Clubs arose from acquisition by the Company in 2006 and is reported under the Mocha and Other segment. The changes in carrying amounts of goodwill represented the impairment of $
57,924
as disclosed in Note 2(k) and exchange differences arising from foreign currency translations at the balance sheet date.

(b)	Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2025	2024
Finite-lived intangible assets:
Trademarks of Mocha Clubs	$4,219	$4,229
Less: accumulated amortization	(311)	—

	3,908	4,229

Concession	213,038	211,929
Less: accumulated amortization	(67,395)	(45,076)

	145,643	166,853

Cyprus License	80,041	70,785
Less: accumulated amortization	(8,366)	(4,449)

	71,675	66,336

Sri Lanka License	16,127	17,089
Less: accumulated amortization	(360)	—

	15,767	17,089

Internal-use software	71,689	66,601
Less: accumulated amortization	(47,971)	(39,409)

	23,718	27,192

Proprietary rights	16,371	11,996
Less: accumulated amortization	(6,179)	(4,985)

	10,192	7,011

Total intangible assets, net	$270,903	$288,710

Trademarks of Mocha Clubs
Trademarks relating to Mocha Clubs arose from acquisition by the Company in 2006. Effective from June 9, 2025, the estimated useful lives of Mocha Clubs trademarks were changed from indefinite useful lives to finite useful lives and the carrying amount is amortized on a straight-line basis over the remaining period of the Concession as disclosed in Note 2(k).
Concession
On December 16, 2022, the Macau government awarded the Concession to MRM. The term of the Concession commenced on January 1, 2023 and ends on December 31, 2032 and MRM is authorized to operate the City of Dreams Casino, the Altira Casino and the Studio City Casino as well as the Grand Dragon Casino and the
Mocha Clubs. On February 10, 2026, the Company entered into an amendment agreement to the concession agreement to reflect the permanent cessation of operations of the Grand Dragon Casino and three Mocha Clubs effective from January 1, 2026. Under the Concession, MRM is obligated to pay the Macau government a fixed annual premium of MOP30,000 (equivalent to $3,743)

Concession

- continued

plus a variable annual premium calculated in accordance with the number and type of g
aming tables (subject to a minimum of 500 tables) and electronic gaming machines (subject to a minimum of 1,000 machines) operated by MRM
. The variable annual premium is MOP300 (equivalent to $37) for each gaming table reserved exclusively to certain kinds of games or players, MOP150 (equivalent to $19) for each gaming table not so exclusively reserved and MOP1 (equivalent to $0.1) for each electronic gaming machine.
On December 30, 2022, in accordance with the obligations under the letters of undertakings dated June 23, 2022, MRM and certain subsidiaries of
Melco Resorts
, which hold the land lease rights for the properties on which the City of Dreams Casino, the Altira Casino and the Studio City Casino are located, executed a public deed pursuant to which the gaming and gaming support areas comprising the City of Dreams Casino, the Altira Casino and the Studio City Casino with an area of 31,227.3 square meters, 17,128.8 square meters and 28,784.3 square meters, respectively, and related gaming equipment and utensils (collectively referred to as the “Reversion Assets”), reverted to the Macau government, without compensation and free and clear from any charges or encumbrances, at the expiration of the previous gaming subconcession in accordance with the Macau gaming law. The Reversion Assets that reverted to the Macau government at the expiration of the previous gaming subconcession are currently owned by the Macau government. Under the terms of the Macau gaming law and the Concession, effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to MRM for use in its operations during the Concession for a fee of MOP0.75 (equivalent to $0.09) per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession and such fee will increase to MOP2.5 (equivalent to $0.3) per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession (the “Fee”).
On January 1, 2023, the Company recognized an intangible asset and financial liability of MOP1,934,035 (equivalent to $239,588), representing the right to use and operate the Reversion Assets, the right to conduct games of fortunes and chance in Macau and the unconditional obligation to make payments under the Concession. This intangible asset comprises the contractually obligated annual payments of fixed premium and variable premiums, as well as the Fee without considering the consumer price index under the Concession. The contractually obligated annual variable premium payments associated with the intangible asset were determined using the total number of gaming tables and the total number of electronic gaming machines that MRM is currently approved to operate by the Macau government.
Changes in annual payments related to the consumer
 price index will be recognized as an adjustment to the carrying amount of intangible asset and corresponding financial liability. In the accompanying consolidated balance sheet, the non-current
portion of the financial liability of the Concession is included in other long-term liabilities and the current portion is included in accrued expenses and other current liabilities. The intangible asset is being amortized on a straight-line basis over the period of the Concession, being 10 years.
Cyprus License
On June 26, 2017, the Cyprus government granted a gaming license (the “Cyprus License”) to a subsidiary of Melco Resorts in Cyprus (the “Cyprus Subsidiary”) to develop, operate and maintain an integrated casino resort in Limassol, Cyprus (and, up until completion and opening of
City of Dreams Mediterranean, a temporary casino facility) and up to four satellite casino premises in Cyprus for a term of 30 years, the first 15 years of which are exclusive. Pursuant to the Cyprus License agreement, the Cyprus Subsidiary is obligated to pay the Cyprus government an annual license fee for the integrated casino resort (and prior to opening of City of Dreams Mediterranean, the temporary casino) and any operating satellite casinos (the “Cyprus License Fee”). The annual license fee for the integrated casino resort is Euros (“EUR”) 2,500 (equivalent to $2,941) for the first four years, and EUR5,000 (equivalent to $5,883) for the next four years. Upon the completion of the first eight years and thereafter every four years during the term of the Cyprus License, the Cyprus government may review the annual license fee, with minimum of EUR5,000 (equivalent to $5,883) per year and any increase in the annual license fee may not exceed 20% of the annual license fee paid annually during the previous four-year period. Pursuant to the letter from the Cyprus
government
dated August 26, 2025, the annual gaming license fee for the integrated casino resort remains EUR5,000 (equivalent to $5,883) per year until the twelfth year following the date of grant of the Cyprus License.
On June 28, 2023, upon fulfillment of
certain requirements under
the Cyprus License, the Company recognized an intangible asset of EUR68,031 (equivalent to $73,928) and financial liability of EUR67,231 (equivalent to $73,059), representing the future economic rights
under the Cyprus License and the unconditional obligation to pay i) a minimum annual license fee for City of Dreams Mediterranean of EUR5,000 (equivalent to $5,883) per year; and ii) an aggregate annual license fee for three operating satellite casinos of EUR2,000 (equivalent to $2,353), during the term of the Cyprus License from June 28, 2023. In the accompanying consolidated balance sheet, the non-current
portion of the financial liability of the Cyprus License is included in other long-term liabilities and the current portion is included in accrued expenses and other current liabilities. The intangible asset is being amortized on a straight-line basis over the remaining period of the Cyprus License until June 2047. Prior to
June 28, 2023
, the Cyprus License Fee was expensed as incurred and included in gaming taxes and license fees as disclosed in Note 2(q).
Sri Lanka License
On March 27, 2024, the Sri Lanka government granted the Sri Lanka License to a subsidiary of Melco Resorts in Sri Lanka (the “Sri Lanka Subsidiary”), for a term of 20 years effective from April 1, 2024, to operate the Sri Lanka Casino in City of Dreams Sri Lanka developed by a subsidiary of John Keells which had an initial opening on August 1, 2025. Upon the signing of a lease agreement between the Sri Lanka Subsidiary and a subsidiary of John Keells (the “Sri Lanka Lease Agreement”) on July 10, 2024 which ends upon the expiry of the Sri Lanka License for the purpose of operating the Sri Lanka Casino, the Company recognized an intangible asset of Sri Lankan Rupees (“LKR”)
5,000,000 (equivalent to $16,600), representing

the casino license fee for the Sri Lanka License, and is amortized on a straight-line basis over the period from the commencement date of the operation of the Sri Lanka Casino on August 1, 2025 to the date of the expiry of the Sri Lanka License.

Proprietary rights
The proprietary rights related to an entertainment show in City of Dreams acquired by the Company in 2020 for a cash consideration of
$12,000

with
an estimated useful life of 10 years (the “2020 Proprietary Rights”). During the year ended December 31, 2025, the Company acquired additional trademarks in relation to the entertainment show for a cash consideration of $4,400 and

will be amortized
on a straight-line basis
over 10 years after the commencement of show in May 2025. The estimated useful life of the 2020 Proprietary Rights was subsequently adjusted during the year ended December 31, 2025 to be amortized on a straight-line basis
over 10 years
 after the commencement of show in May 2025
. This
change in estimate had no material impact to net income for the year ended December 31, 2025.
The amortization expenses of finite-lived intangible assets recognized for the years ended December 31, 2025, 2024 and 2023 were $
34,444
, $33,326 and $37,216, respectively.
As of December 31, 2025, the estimated future amortization expenses of finite-lived intangible assets are as follows:

Year ending December 31,
2026	$32,049
2027	29,862
2028	29,479
2029	29,135
2030	29,135
Over 2030	121,243

$270,903